Share-Based Compensation - Schedule of Number of Other Equity Instruments (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year (shares)	134,618	209,657	260,755
Granted during the year (shares)	0	154,923	270,098
Vested during the year (shares)	(94,058)	(229,962)	(321,196)
Outstanding, end of the year (shares)	40,560	134,618	209,657
Weighted average fair value at measurement date, other equity instruments granted | $	$ 0	$ 2.41	$ 0.80
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year (shares)	56,841	61,051	63,156
Vested during the year (shares)	(56,841)	(4,210)	(2,105)
Outstanding, end of the year (shares)	0	56,841	61,051